Parent Entity Information	12 Months Ended
Jun. 30, 2018
Disclosure Of Parent Entity Information [Abstract]
Parent Entity Information

24. PARENT ENTITY INFORMATION

Set out below is the supplementary information about the parent entity.

	2018	2017
	$'000	$'000
Statement of profit or loss and other comprehensive income
Loss after income tax	(13,566)	(5,835)
Total comprehensive income	(13,566)	(5,835)

Statement of financial position
Total current assets	19,461	21,421
Total assets	19,639	22,868

Total current liabilities	2,351	969
Total liabilities	2,399	1,004

Equity
Issued capital	164,087	155,580
Share-based payments reserve	2,840	2,959
Accumulated losses	(149,687)	(136,675)
Total equity	17,240	21,864

Guarantees entered into by the parent entity in relation to the debts of its subsidiaries

The parent entity had no guarantees in relation to the debts of its subsidiaries as at June 30, 2018 and June 30, 2017.

Contingent liabilities

The parent entity had no contingent liabilities as at June 30, 2018 (2017: nil), other than the contingent liabilities described as belonging to the parent entity in note 22.

Capital commitments - Property, plant and equipment

The parent entity had no capital commitments for property, plant and equipment as at June 30, 2018 and June 30, 2017.

Significant accounting policies

The accounting policies of the parent entity are consistent with those of the Group, as disclosed in note 1, except for the following:

•	Investments in subsidiaries are accounted for at cost, less any impairment, in the parent entity.
•	Dividends received from subsidiaries are recognized as other income by the parent entity and its receipt may be an indicator of an impairment of the investment.